18 Intangible assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Intangible Assets	R$ 6,929,456	R$ 6,332,611
Distribution Concession Agreement [member]
Disclosure of detailed information about intangible assets [line items]
Intangible Assets	6,203,387	5,703,686
Generation Concession Agreement [member]
Disclosure of detailed information about intangible assets [line items]
Intangible Assets	553,840	582,671	R$ 593,852
Gas Distribution [member]
Disclosure of detailed information about intangible assets [line items]
Intangible Assets	132,366		R$ 3,619
Other [member]
Disclosure of detailed information about intangible assets [line items]
Intangible Assets	R$ 39,863	R$ 46,254